Taxes (Details) - Schedule of Components of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Provision for Income Taxes [Abstract]
Current	$ 631	$ 536	$ 3
Income tax expenses	$ 631	$ 536	$ 3